Significant Accounting Policies - Disclosure of estimated useful life of property, plant, and equipment (Details)	12 Months Ended
Mar. 31, 2022
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of estimated lives, property, plant and equipment	Over term of lease, straight line method
Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of estimated lives, property, plant and equipment	3 years, straight line method
EV equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of estimated lives, property, plant and equipment	3 years, straight line method
Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of estimated lives, property, plant and equipment	7 years, straight line method
Automobiles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of estimated lives, property, plant and equipment	5-10 years, straight line method
Leased Asset [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of estimated lives, property, plant and equipment	12 years, straight line method
Buses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of estimated lives, property, plant and equipment	12 years, straight line method